Share-based Compensation - Time Restricted Stock Units - Changes in TRSUs (Details) - Time Restricted stock units ("TRSUs")	9 Months Ended
Sep. 30, 2026 $ / shares shares
Number of TRSUs
Balance as at the beginning (in shares) | shares	206,495
TRSUs granted (in shares) | shares	145,690
TRSUs vested (in shares) | shares	(114,776)
Balance as at the end (none of which are vested) (in shares) | shares	237,409
Weighted average fair value at grant date
Balance as at the beginning (in dollars per share) | $ / shares	$ 16.17
TRSUs granted (in dollars per share) | $ / shares	16.74
TRSUs vested (in dollars per share) | $ / shares	(13.78)
Balance as at the end (none of which are vested) (in dollars per share) | $ / shares	$ 14.45